Segment Information (Details) - Schedule of Operating Segments Based on Internal Management Report - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Automotive after-sales service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 98,813	$ 89,851
Depreciation and amortization	(1,884)	(1,633)	$ (3,452)	$ (3,404)	$ (1,090)
Segment income (loss) before tax	6,332	8,466	(8,109)	15,891	12,864
Insurance intermediation service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	47,710	29,346
Depreciation and amortization	(1,278)	(407)	(1,558)	(578)	(449)
Segment income (loss) before tax	(938)	(819)	(2,212)	(4,256)	(3,616)
Others [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	12,855	5,531
Depreciation and amortization	(28)	(37)	(68)	(73)	(74)
Segment income (loss) before tax	(3,408)	(34)	(353)	(1,105)	(874)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	159,378	124,728
Depreciation and amortization	(3,190)	(2,077)	(5,078)	(4,055)	(1,613)
Segment income (loss) before tax	$ 1,986	$ 7,613	$ (10,674)	$ 10,530	$ 8,374